The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capitalized Interest
Interest cost capitalized	€ 4,963	€ 7,240	€ 5,724
Capitalisation rate of borrowing costs eligible for capitalisation	3.67%	3.84%	4.03%